Plant, Equipment, and Mine Development, Net	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Plant, Equipment, and Mine Development, Net

5. Plant and Equipment, Net

The following table provides the components of Plant and equipment, net (dollars in thousands):

	Depreciation Life	March 31,	December 31,
	or Method	2022	2021
Leach pads	Units-of-production	$17,431	$17,431
Process equipment	5 - 15 years	17,755	17,735
Buildings and leasehold improvements	10 years	9,280	9,280
Mine equipment	5 - 7 years	6,026	6,224
Vehicles	3 - 5 years	1,454	1,454
Furniture and office equipment	7 years	330	330
Construction in progress and other		35,794	35,794
		$88,070	$88,248
Less, accumulated depreciation and amortization		(30,221)	(29,764)
Total		$57,849	$58,484

During the three months ended March 31, 2022 there were no events or changes in circumstances that would have required the Company to evaluate the current carrying value of its Plant and equipment, net for recoverability. Depreciation expense related to Plant and equipment, net was $0.9 million and $1.0 million for the three months ended March 31, 2022 and 2021.

6. Plant, Equipment, and Mine Development, Net

The following table provides the components of Plant, equipment, and mine development, net (dollars in thousands):

	Depreciation Life	December 31,	December 31,
	or Method	2021	2020
Leach pads	Units-of-production	$17,431	$17,432
Process equipment	5 - 15 years	17,735	16,065
Buildings and leasehold improvements	10 years	9,280	10,507
Mine equipment	5 - 7 years	6,224	5,961
Vehicles	3 - 5 years	1,454	991
Furniture and office equipment	7 years	330	322
Mine development	Units-of-production	—	756
Construction in progress and other		35,794	33,222
		$88,248	$85,256
Less, accumulated depreciation and amortization		(29,764)	(25,033)
Total		$58,484	$60,223

Leach pads

The Company has historically recorded depreciation on its production leach pads by dividing the monthly ounce production by the estimated proven and probable mineral reserves included in its technical reports. As the Company ceased mining activities in November 2021 and no longer reports proven and probable mineral reserves for the Hycroft Mine, the Company estimated the remaining leach pad life based on available capacity in tons. As a result of this change in estimate, the Company recorded additional depreciation expense of $1.7 million for the year ended December 31, 2021.

Mine development

During the year ended December 31, 2021, the Company determined the previously capitalized mine development costs for drilling and additional studies related to it proven and probable mineral reserves reported under the 2019 Hycroft TRS no longer qualified for capitalization. As a result, the Company recorded an impairment charge of $6.7 million related to metallurgical testing and drill work previously capitalized that is included in Projects and development on the Consolidated Statements of Operations.

Construction in progress and other

The primary project included in construction in progress at December 31, 2021 was construction of a new larger leach pad, which continued through February 2021 at which time construction was suspended ($3.2 million, including $0.7 million of capitalized interest), resulting in construction costs for the new larger leach pad of $34.1 million since commencing construction in 2020.